Inventories	12 Months Ended
Dec. 31, 2015
Inventories [Abstract]
Inventories
6.	Inventories

The following is a summary of Inventories:

	As of December 31,
	2014	2015
	RMB	RMB
General merchandise	630,583	990,063
Packing materials and others	3,474	9,218
Less: Inventory write down	(12,285)	(33,771)
Total	621,772	965,510